Schedule of Investments (unaudited)
July 31, 2026
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.4%
Clear Channel Outdoor Holdings, Inc., 7.13%, 02/15/31(a)	$340	$350,683
Lamar Media Corp., 3.63%, 01/15/31	168	155,863
Neptune Bidco U.S., Inc., 10.38%, 05/15/31(a)	343	359,157
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(a)	135	139,768
		1,005,471
Aerospace & Defense — 0.9%
ATI, Inc., 5.13%, 10/01/31	106	103,509
Bombardier, Inc., 7.25%, 07/01/31(a)(b)	222	231,505
TransDigm, Inc., 7.13%, 12/01/31(a)	297	306,393
		641,407
Agriculture — 0.1%
JAPFA Pte Ltd., 7.95%, 05/12/31(a)	85	84,910
Airlines — 2.1%
Alaska Airlines, Inc., 6.50%, 06/01/31(a)(b)	145	144,093
Allegiant Travel Co., 7.13%, 07/01/31(a)	195	197,829
Avianca Midco 2 PLC, 9.50%, 01/28/31(a)	225	210,790
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	581	505,528
United Airlines Holdings, Inc., 5.38%, 03/01/31	285	281,449
WestJet An Alberta Partnership, 8.00%, 02/14/31(a)	150	147,757
		1,487,446
Apparel — 0.8%
Champ Acquisition Corp., 8.38%, 12/01/31(a)	150	156,570
Crocs, Inc., 4.13%, 08/15/31(a)(b)	99	91,080
Levi Strauss & Co., 3.50%, 03/01/31(a)	150	138,566
William Carter Co. (The), 7.38%, 02/15/31(a)(b)	175	179,478
		565,694
Auto Manufacturers — 0.7%
Allison Transmission, Inc., 3.75%, 01/30/31(a)	299	277,401
JB Poindexter & Co., Inc., 8.75%, 12/15/31(a)(b)	243	250,690
		528,091
Auto Parts & Equipment — 2.0%
Adient Global Holdings Ltd., 8.25%, 04/15/31(a)	153	159,172
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(a)(b)	317	323,586
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, 04/15/31(a)	230	228,517
Goodyear Tire & Rubber Co.(The)
5.25%, 04/30/31	158	141,988
5.25%, 07/15/31	179	159,033
ZF North America Capital, Inc., 7.50%, 03/24/31(a)	435	437,371
		1,449,667
Banks — 0.4%
Dresdner Funding Trust I, 8.15%, 06/30/31(a)	300	320,282
Building Materials — 1.4%
CP Atlas Buyer, Inc., 12.75%, 01/15/31, (12.75 % PIK)(a)(c)	149	102,338
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 07/15/31(a)(b)	151	155,032
Knife River Corp., 7.75%, 05/01/31(a)	129	133,120
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	327	342,480
Standard Industries, Inc./New York, 3.38%, 01/15/31(a)	316	284,010
		1,016,980
Security	Par (000)	Value
Chemicals — 2.1%
Ashland, Inc., 3.38%, 09/01/31(a)(b)	$137	$124,727
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	150	155,593
Celanese U.S. Holdings LLC, 7.00%, 02/15/31	161	165,288
Cerdia Finanz GmbH, 9.38%, 10/03/31(a)	255	226,746
Consolidated Energy Finance SA, 12.00%, 02/15/31(a)	180	187,803
Huntsman International LLC, 2.95%, 06/15/31	122	108,641
Olympus Water U.S. Holding Corp., 7.25%, 06/15/31(a)	230	232,724
SCIH Salt Holdings, Inc., 6.75%, 08/15/31(a)	245	244,803
WR Grace Holdings LLC, 7.38%, 03/01/31(a)	101	100,290
		1,546,615
Commercial Services — 5.7%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	676	702,446
AMN Healthcare, Inc., 6.50%, 01/15/31(a)(b)	123	123,054
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/31(a)	230	229,617
Block, Inc., 3.50%, 06/01/31	300	273,751
Garda World Security Corp., 6.50%, 01/15/31(a)	185	187,158
GEO Group, Inc. (The), 10.25%, 04/15/31	188	202,818
Herc Holdings, Inc., 5.75%, 03/15/31(a)	173	171,352
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(b)	371	360,944
RR Donnelley & Sons Co., 11.00%, 06/01/31, (5.50 % Cash and 5.50 % PIK)(a)(c)	245	233,707
RRD Parent, Inc., 10.00%, 10/15/31, (10.00% PIK)(a)(b)(c)	257	456,812
Service Corp. International/U.S., 4.00%, 05/15/31	239	223,396
Sotheby's, 8.25%, 04/15/31(a)	245	244,379
TriNet Group, Inc., 7.13%, 08/15/31(a)	123	124,771
United Rentals North America, Inc., 3.88%, 02/15/31	327	305,962
Valvoline, Inc., 3.63%, 06/15/31(a)	154	140,444
Williams Scotsman, Inc., 7.38%, 10/01/31(a)	135	139,185
		4,119,796
Computers — 0.5%
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(a)	213	216,515
Unisys Corp., 10.63%, 01/15/31(a)(b)	191	179,637
		396,152
Cosmetics & Personal Care — 0.3%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 01/15/31(a)	75	73,635
Prestige Brands, Inc., 3.75%, 04/01/31(a)	161	147,723
		221,358
Distribution & Wholesale — 0.8%
Dealer Tire Financial LLC, 10.38%, 10/01/31(a)	140	136,011
RB Global Holdings, Inc., 7.75%, 03/15/31(a)	241	249,058
S&S Holdings LLC, 8.38%, 10/01/31(a)(b)	169	163,063
		548,132
Diversified Financial Services — 6.8%
Avation Group S Pte. Ltd., 8.50%, 05/15/31(a)	95	89,186
Azorra Finance Ltd., 7.25%, 01/15/31(a)(b)	155	159,592
Bread Financial Holdings, Inc., 6.75%, 05/15/31(a)	140	142,762
Burford Capital Global Finance LLC, 9.25%, 07/01/31(a)	195	190,702
Coinbase Global, Inc., 3.63%, 10/01/31(a)(b)	214	185,184
Encore Capital Group, Inc., 6.63%, 04/15/31(a)	150	150,538
Figure Technology Solutions, Inc., 8.50%, 07/31/31(a)	70	69,054
Focus Financial Partners LLC, 6.75%, 09/15/31(a)(b)	286	284,259
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(a)	232	223,419
9.13%, 05/15/31(a)	210	215,453
goeasy Ltd., 6.88%, 02/15/31(a)(b)	125	111,504

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/31(a)	$413	$426,323
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/31(a)	152	149,189
Navient Corp.
9.38%, 10/15/31	130	129,847
11.50%, 03/15/31	151	159,428
OneMain Finance Corp.
7.13%, 11/15/31	204	206,780
7.50%, 05/15/31	227	232,696
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 7.75%, 05/15/31(a)	175	173,308
PennyMac Financial Services, Inc., 5.75%, 09/15/31(a)	145	134,589
Rocket Cos, Inc., 6.13%, 08/01/31(a)	270	271,219
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.88%, 03/01/31(a)	370	342,728
Stonebriar ABF Issuer LLC, 7.00%, 08/15/31(a)	150	150,057
StoneX Group, Inc., 7.88%, 03/01/31(a)	164	170,811
UWM Holdings LLC, 6.25%, 03/15/31(a)	287	256,169
Velocity Commercial Capital LLC, 9.38%, 02/15/31(a)	143	147,255
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	150	155,625
		4,927,677
Electric — 1.1%
Clearway Energy Operating LLC, 3.75%, 02/15/31(a)	266	244,044
NRG Energy, Inc., 3.63%, 02/15/31(a)	306	282,187
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(a)	245	260,362
		786,593
Electrical Components & Equipment — 0.3%
WESCO Distribution, Inc., 5.25%, 04/15/31(a)	195	191,861
Electronics — 0.4%
Atkore, Inc., 4.25%, 06/01/31(a)(b)	120	113,722
Sensata Technologies, Inc., 3.75%, 02/15/31(a)	226	210,526
		324,248
Engineering & Construction — 0.2%
Artera Services LLC, 8.50%, 02/15/31(a)(b)	169	153,957
Entertainment — 2.1%
Churchill Downs, Inc., 6.75%, 05/01/31(a)	183	185,593
Light & Wonder International, Inc., 7.50%, 09/01/31(a)(b)	166	171,068
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(a)	132	103,205
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(a)	199	215,694
Penn Entertainment, Inc., 6.75%, 04/01/31(a)(b)	174	174,514
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(a)	75	47,856
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/06/31(a)	95	79,453
Six Flags Entertainment Corp., 7.25%, 05/15/31(a)	232	227,425
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31(a)	284	297,536
		1,502,344
Environmental Control — 0.9%
Clean Harbors, Inc., 6.38%, 02/01/31(a)	150	151,652
GFL Environmental Holdings U.S., Inc., 5.63%, 07/01/31(a)	215	208,783
Security	Par (000)	Value
Environmental Control (continued)
GFL Environmental, Inc., 6.75%, 01/15/31(a)	$297	$300,772
		661,207
Food — 1.8%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 03/31/31(a)	203	195,263
B&G Foods, Inc., 11.00%, 06/15/31(a)(b)	140	124,234
Fiesta Purchaser, Inc., 7.88%, 03/01/31(a)	141	140,914
Ingles Markets, Inc., 4.00%, 06/15/31(a)	109	101,115
Post Holdings, Inc., 4.50%, 09/15/31(a)	301	279,309
Safeway, Inc., 7.25%, 02/01/31(b)	74	76,627
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(a)	369	370,826
		1,288,288
Food Service — 0.3%
TKC Holdings, Inc., 12.00%, 02/15/31(a)(b)	184	192,784
Forest Products & Paper — 0.3%
Magnera Corp., 7.25%, 11/15/31(a)(b)	220	215,308
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 6.88%, 06/01/31(a)	145	147,306
Health Care - Services — 4.3%
Centene Corp.
2.50%, 03/01/31	630	548,425
2.63%, 08/01/31	385	333,788
Charles River Laboratories International, Inc., 4.00%, 03/15/31(a)	147	137,211
Charlotte Buyer, Inc., 8.00%, 06/30/31(a)	150	151,663
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(a)	196	174,607
DaVita, Inc., 3.75%, 02/15/31(a)	445	410,666
Encompass Health Corp., 4.63%, 04/01/31	118	113,429
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)	199	181,554
Molina Healthcare, Inc., 6.50%, 02/15/31(a)	255	257,358
MPH Acquisition Holdings LLC, 6.75%, 03/31/31, (6.00 % Cash and 0.75 % PIK)(a)(c)	75	45,262
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	222	230,125
Tenet Healthcare Corp.
6.75%, 05/15/31	401	409,158
6.88%, 11/15/31	101	107,188
		3,100,434
Holding Companies - Diversified — 1.3%
Clue Opco LLC, 9.50%, 10/15/31(a)(b)	216	212,105
FS KKR Capital Corp.
6.13%, 01/15/31	115	110,742
7.50%, 08/01/31	260	260,206
Stena International SA
7.25%, 01/15/31(a)	255	260,004
7.63%, 02/15/31(a)	120	123,723
		966,780
Home Builders — 0.4%
Beazer Homes USA, Inc., 7.50%, 03/15/31(a)	66	66,329
K Hovnanian Enterprises, Inc., 8.00%, 04/01/31(a)	130	132,655
KB Home, 4.00%, 06/15/31	112	103,409
		302,393
Home Furnishings — 0.8%
Somnigroup International, Inc., 3.88%, 10/15/31(a)	239	217,786

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings (continued)
Whirlpool Corp.
2.40%, 05/15/31	$86	$63,301
7.50%, 07/01/31(a)	290	288,186
		569,273
Household Products & Wares — 0.2%
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(a)	163	114,358
Housewares — 0.3%
Central Garden & Pet Co., 4.13%, 04/30/31(a)(b)	114	106,332
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/31	140	130,071
		236,403
Insurance — 3.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/31(a)	289	288,923
7.00%, 01/15/31(a)	429	435,563
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	428	434,346
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	183	184,663
CRC Insurance Group LLC, 7.13%, 06/01/31(a)	934	932,733
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(a)	297	294,241
		2,570,469
Internet — 1.1%
AP Core Holdings II LLC, 11.00%, 05/15/31(a)	260	271,301
Arches Buyer, Inc., 9.00%, 08/15/31(a)	75	75,357
Match Group Holdings II LLC, 3.63%, 10/01/31(a)	147	131,168
Photo Holdings LLC, 12.00%, 07/01/31(a)	320	329,845
		807,671
Iron & Steel — 1.2%
Cleveland-Cliffs, Inc.
4.88%, 03/01/31(a)(b)	88	81,002
7.50%, 09/15/31(a)	243	247,970
Commercial Metals Co., 3.88%, 02/15/31	91	84,714
Fortescue Treasury Pty. Ltd., 4.38%, 04/01/31(a)	297	279,668
Mineral Resources Ltd., 7.00%, 04/01/31(a)	203	208,908
		902,262
Leisure Time — 0.7%
NCL Corp. Ltd., 5.88%, 01/15/31(a)	344	328,951
Viking Cruises Ltd., 9.13%, 07/15/31(a)	185	193,821
		522,772
Lodging — 2.3%
Boyd Gaming Corp., 4.75%, 06/15/31(a)	268	255,945
Hilton Domestic Operating Co., Inc.
4.00%, 05/01/31(a)	327	306,692
5.50%, 09/15/31(a)	300	297,233
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.88%, 07/01/31(a)(b)	143	132,272
MGM China Holdings Ltd., 7.13%, 06/26/31(a)	150	153,756
Station Casinos LLC, 4.63%, 12/01/31(a)	143	134,613
Studio City Co. Ltd., 6.13%, 05/15/31(a)	90	88,772
Travel and Leisure Co., 6.25%, 06/01/31(a)	270	270,484
		1,639,767
Machinery — 1.1%
Esab Corp., 5.63%, 04/01/31(a)	300	296,748
Manitowoc Co., Inc. (The), 9.25%, 10/01/31(a)	86	90,998
Security	Par (000)	Value
Machinery (continued)
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(a)	$385	$378,125
		765,871
Manufacturing — 0.3%
Avient Corp., 6.25%, 11/01/31(a)(b)	196	197,583
Media — 5.6%
Block Communications, Inc., 10.25%, 03/01/31(a)(b)	129	112,155
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	864	764,930
7.38%, 03/01/31(a)(b)	314	312,566
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/31(a)(b)	600	626,962
Gray Media, Inc., 5.38%, 11/15/31(a)	343	253,771
McGraw-Hill Education, Inc., 7.38%, 09/01/31(a)	195	197,546
Paramount Global, 4.95%, 01/15/31	372	340,807
Scripps Escrow II, Inc., 5.38%, 01/15/31(a)	100	58,636
Sirius XM Radio LLC, 3.88%, 09/01/31(a)(b)	428	386,392
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	350	328,437
Univision Communications, Inc., 8.50%, 07/31/31(a)	357	356,324
Versant Media Group, Inc., 7.25%, 01/30/31(a)	280	288,861
		4,027,387
Mining — 1.6%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(a)	225	231,512
Arsenal AIC Parent LLC, 11.50%, 10/01/31(a)	138	147,119
Kaiser Aluminum Corp., 4.50%, 06/01/31(a)	160	151,333
Novelis Corp., 3.88%, 08/15/31(a)	223	202,428
PLS Group Ltd., 6.88%, 05/01/31(a)	175	177,270
Skeena Resources Ltd., 8.50%, 04/01/31(a)	225	234,871
		1,144,533
Office & Business Equipment — 0.1%
Xerox Corp., 13.50%, 04/15/31(a)	145	104,245
Oil & Gas — 4.9%
Beusa Investments LLC, 7.00%, 08/01/31(a)	70	68,319
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 02/15/31(a)	165	176,476
Caturus Energy LLC, 7.13%, 05/15/31(a)	175	173,841
CNX Resources Corp., 7.38%, 01/15/31(a)	153	156,442
CVR Energy, Inc., 7.50%, 02/15/31(a)	174	176,243
EnQuest PLC, 9.88%, 04/30/31(a)	195	202,391
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(a)	173	168,689
Infinity Natural Resources LLC, 7.63%, 04/01/31(a)	165	164,876
Kraken Oil & Gas Partners LLC, 7.13%, 05/15/31(a)	110	108,387
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(a)	214	214,406
Nabors Industries, Inc., 8.88%, 08/15/31(a)	168	172,980
Northern Oil & Gas, Inc., 8.75%, 06/15/31(a)	151	155,543
Saturn Oil & Gas, Inc., 8.50%, 07/30/31(a)	60	60,166
SM Energy Co., 8.75%, 07/01/31(a)(b)	401	419,396
Sunoco LP
5.38%, 07/15/31(a)(b)	179	175,714
5.63%, 03/15/31(a)	300	296,191
Talos Production, Inc., 9.38%, 02/01/31(a)	185	194,955
Transocean International Ltd.
7.50%, 04/15/31	112	112,166
8.50%, 05/15/31(a)(b)	268	279,563
Validus Energy II Midcon LLC, 8.00%, 08/01/31(a)	100	99,541
		3,576,285
Oil & Gas Services — 0.7%
Enerflex, Inc., 6.88%, 01/15/31(a)	120	121,938

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
Kodiak Gas Services LLC, 5.88%, 04/01/31(a)	$285	$281,847
Star Holding LLC, 8.75%, 08/01/31(a)	99	101,179
		504,964
Packaging & Containers — 1.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.25%, 01/30/31(a)	180	181,227
Ball Corp., 3.13%, 09/15/31	255	229,031
Canpack SA/Canpack U.S. LLC, 6.00%, 05/15/31(a)	150	149,246
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(a)(b)	206	195,397
Trivium Packaging Finance BV, 12.25%, 01/15/31(a)	180	198,927
		953,828
Pharmaceuticals — 1.1%
Endo Finance Holdings LP, 8.50%, 04/15/31(a)	300	315,838
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(a)	450	445,689
		761,527
Pipelines — 2.2%
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	413	402,389
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 09/01/31(a)	130	128,123
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(a)	372	345,028
Venture Global LNG, Inc., 8.38%, 06/01/31(a)(b)	667	689,279
		1,564,819
Real Estate — 1.4%
CoreLogic, Inc., 9.00%, 08/01/31(a)	375	369,558
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)	123	128,809
Howard Hughes Corp. (The), 4.38%, 02/01/31(a)	195	182,650
Kennedy-Wilson, Inc., 7.00%, 06/01/31(a)	315	320,909
		1,001,926
Real Estate Investment Trusts — 2.5%
Blackstone Mortgage Trust, Inc., 6.25%, 06/01/31(a)	125	119,662
Brandywine Operating Partnership LP, 6.13%, 01/15/31(b)	81	77,750
Diversified Healthcare Trust, 4.38%, 03/01/31	145	132,566
Iron Mountain, Inc., 4.50%, 02/15/31(a)	327	309,854
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 03/15/31	364	247,872
Rithm Capital Corp., 8.50%, 06/01/31(a)	145	145,388
Service Properties Trust, 8.63%, 11/15/31(a)	300	315,177
Starwood Property Trust, Inc.
5.75%, 01/15/31(a)	160	157,705
6.13%, 06/01/31(a)	180	179,557
Vornado Realty LP, 3.40%, 06/01/31(b)	109	99,174
		1,784,705
Retail — 5.5%
Academy Ltd., 5.88%, 05/15/31(a)	145	143,456
Carvana Co., 9.00%, 06/01/31, (9.00 % Cash)(a)(b)(c)	668	735,099
Family Dollar Stores LLC, 10.00%, 07/31/31(a)	65	63,998
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31(a)	185	194,406
Gap, Inc. (The), 3.88%, 10/01/31(a)	208	188,583
Gee Automotive Holdings LLC, 7.25%, 03/01/31(a)	85	85,595
Kohl's Corp., 5.13%, 05/01/31(b)	113	101,304
LBM Acquisition LLC, 9.50%, 06/15/31(a)	262	221,119
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)	245	255,332
Security	Par (000)	Value
Retail (continued)
Lithia Motors, Inc., 4.38%, 01/15/31(a)	$160	$151,548
Men's Wearhouse LLC (The), 9.00%, 02/01/31(a)	130	138,491
Murphy Oil USA, Inc., 3.75%, 02/15/31(a)	153	142,207
Nordstrom, Inc., 4.25%, 08/01/31	118	109,716
Park River Holdings, Inc., 8.00%, 03/15/31(a)	232	231,062
Petco Health & Wellness Co., Inc., 8.25%, 02/01/31(a)(b)	180	180,602
QXO Building Products, Inc., 6.50%, 07/15/31(a)	430	431,620
Sonic Automotive, Inc., 4.88%, 11/15/31(a)(b)	143	136,720
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	185	174,343
Yum! Brands, Inc., 3.63%, 03/15/31	303	279,746
		3,964,947
Software — 3.0%
CoreWeave, Inc.
9.00%, 02/01/31(a)	504	455,895
9.75%, 10/01/31(a)(b)	795	721,665
Open Text Holdings, Inc., 4.13%, 12/01/31(a)	187	164,997
Twilio, Inc., 3.88%, 03/15/31	150	140,097
UKG, Inc., 6.88%, 02/01/31(a)	719	704,396
		2,187,050
Telecommunications — 14.9%
Altice France SA, 6.50%, 10/15/31(a)	112	108,237
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)	625	611,160
APLD ComputeCo 3 LLC, 7.00%, 06/15/31(a)	455	444,150
Black Pearl Compute LLC, 6.13%, 02/15/31(a)(b)	573	571,951
Connect Holding II LLC, 10.50%, 04/03/31(a)	636	622,726
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)	955	935,552
Edged Compute LLC, 7.50%, 04/30/31(a)	370	349,289
ELK Grove Village Property LLC, 7.50%, 06/15/31(a)	260	250,207
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/31(a)	495	497,160
Iliad Holding SAS, 8.50%, 04/15/31(a)	285	299,829
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)	1,660	1,595,683
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(a)	1,330	1,251,084
SE COSMOS LLC, 8.88%, 05/01/31(a)(b)	280	276,425
Stingray Compute LLC, 6.00%, 06/15/31(a)(b)	240	234,519
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)(b)	1,101	1,023,728
Viasat, Inc., 7.50%, 05/30/31(a)	218	218,141
VMED O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	380	299,763
4.75%, 07/15/31(a)	398	314,349
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	629	653,691
Yondr JK 1 LLC, 6.88%, 06/30/31(a)	205	195,261
		10,752,905
Transportation — 0.5%
PODS LLC, 8.75%, 05/15/31(a)(b)	150	143,300
RXO, Inc., 6.38%, 05/15/31(a)	115	114,730
XPO, Inc., 7.13%, 06/01/31(a)	135	138,827
		396,857
Trucking & Leasing — 0.3%
FTAI Aviation Investors LLC, 7.00%, 05/01/31(a)	209	214,992
Total Long-Term Investments — 96.8% (Cost: $70,682,792)		69,960,580

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 14.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(d)(e)(f)	10,469,368	$10,472,509
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(d)(e)	120,000	120,000
Total Short-Term Securities — 14.7% (Cost: $10,592,127)		10,592,509
Total Investments — 111.5% (Cost: $81,274,919)		80,553,089
Liabilities in Excess of Other Assets — (11.5)%		(8,312,843)
Net Assets — 100.0%		$72,240,246

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,517,837	$5,955,752 (a)	$—	$(1,122)	$42	$10,472,509	10,469,368	$19,229 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	620,000	—	(500,000)(a)	—	—	120,000	120,000	7,514	—
				$(1,122)	$42	$10,592,509		$26,743	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® 2031 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End (continued)
on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$69,960,580	$—	$69,960,580
Short-Term Securities
Money Market Funds	10,592,509	—	—	10,592,509
	$10,592,509	$69,960,580	$—	$80,553,089

Portfolio Abbreviation
PIK	Payment-in-kind